Capital and reserves - Summary of Movements of Called Up Share Capital (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£) shares
Disclosure of classes of share capital [line items]
Allotted and fully paid beginning balance	£ 614
Changes during the year - share option schemes	6	£ 2	£ 5
Changes during the year - shares bought back and cancelled	0
Changes during the year - treasury shares cancelled	0
Allotted and fully paid ending balance	£ 585	£ 614
Ordinary shares
Disclosure of classes of share capital [line items]
Allotted and fully paid beginning balance (in shares) | shares	2,456,941,909	2,456,867,420	2,456,617,788
Changes during the year - share option schemes (in shares) | shares	275,824	74,489	249,632
Changes during the year - shares bought back and cancelled (in shares) | shares	(27,392,429)
Changes during the year - treasury shares cancelled (in shares) | shares	87,000,000
Allotted and fully paid ending balance (in shares) | shares	2,342,825,304	2,456,941,909	2,456,867,420
Allotted and fully paid beginning balance	£ 614	£ 614	£ 614
Changes during the year - share option schemes	0	0	0
Changes during the year - shares bought back and cancelled	(7)
Changes during the year - treasury shares cancelled	(22)
Allotted and fully paid ending balance	£ 585	£ 614	£ 614